Financial Instruments - Schedule of Class Between Book Value And Fair Value Of The Financial Instruments (Details) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Book value	R$ 12,076,374	R$ 5,311,480
Short term investment [member]
Disclosure of detailed information about financial instruments [line items]
Book value		201,762
Financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Book value	7,970,462	5,811,062
Fair value	7,829,335	5,679,155
Financial liabilities [member] | Level 2 of fair value hierarchy [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Book value	586
Fair value	586
Financial liabilities [member] | Level 2 of fair value hierarchy [member] | Accounts payable [ member]
Disclosure of detailed information about financial instruments [line items]
Book value	4,996,102	3,637,510
Fair value	4,898,949	3,541,537
Financial liabilities [member] | Level 2 of fair value hierarchy [member] | Trade Accounts Payable [member]
Disclosure of detailed information about financial instruments [line items]
Book value	117,836	53,238
Fair value	117,836	53,238
Financial liabilities [member] | Level 2 of fair value hierarchy [member] | Loans and Financing [member]
Disclosure of detailed information about financial instruments [line items]
Book value	762,451	16,871
Fair value	747,651	17,442
Financial liabilities [member] | Level 2 of fair value hierarchy [member] | FIDC Senior Quota Holders [member]
Disclosure of detailed information about financial instruments [line items]
Book value	2,074,571	2,065,026
Fair value	2,045,397	2,028,521
Financial liabilities [member] | Level 2 of fair value hierarchy [member] | Other Accounts Payable [member]
Disclosure of detailed information about financial instruments [line items]
Book value	18,916	38,417
Fair value	18,916	38,417
Financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Book value	12,374,304	5,953,432
Fair value	12,374,304	5,882,536
Financial assets [member] | Level 1 and 2 of Fair Value Hierarchy [member] | Cash and Cash Equivalent [member]
Disclosure of detailed information about financial instruments [line items]
Book value	297,929	641,952
Fair value	297,929	641,952
Financial assets [member] | Level 2 of fair value hierarchy [member] | Short term investment [member]
Disclosure of detailed information about financial instruments [line items]
Book value	2,770,589	201,762
Fair value	2,770,589	201,762
Financial assets [member] | Level 2 of fair value hierarchy [member] | Accounts receivable from card issuers [member]
Disclosure of detailed information about financial instruments [line items]
Book value	9,244,608	5,078,430
Fair value	9,244,608	5,007,534
Financial assets [member] | Level 2 of fair value hierarchy [member] | Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Book value	44,616	23,120
Fair value	44,616	23,120
Financial assets [member] | Level 2 of fair value hierarchy [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Book value	1,195
Fair value	1,195
Financial assets [member] | Level 2 of fair value hierarchy [member] | Other accounts receivable [member]
Disclosure of detailed information about financial instruments [line items]
Book value	15,367	8,168
Fair value	R$ 15,367	R$ 8,168